Book Overdrafts	12 Months Ended
Dec. 31, 2012
Book Overdrafts
Book Overdrafts

5.                          Book Overdrafts

The Company typically does not maintain cash balances at its principal bank under a policy whereby the net amount of collected balances and cleared checks is, at the Company’s option, applied to or drawn from our credit facility on a daily basis. Surgical Services will, at times, carry modest levels of cash.